SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation And Qualifying Accounts
Balance at Beginning of Year	¥ 22	¥ 17	¥ 11
Charge to Costs and Expenses	65	21	10
Charge to Other Accounts	7
Addition Due to Acquisition			4
Write off	(7)	(16)	(8)
Balance at End of Year	87	22	17
Valuation allowance for deferred tax assets
Valuation And Qualifying Accounts
Balance at Beginning of Year	152	107	123
Charge to Costs and Expenses	249	79	36
Charge Taken Against Allowance	(32)	(24)	(43)
Write off		(10)	(9)
Balance at End of Year	¥ 369	¥ 152	¥ 107